Debt (Details) - USD ($) $ in Millions			6 Months Ended	12 Months Ended
	Apr. 17, 2019	Mar. 20, 2017	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2019
Revolving term credit facility
Balance, beginning of year			$ 210.0
Drawdowns			435.0	$ 237.0
Repayments			(210.0)	(27.0)
Balance, end of year			435.0	210.0
Less: debt issue costs					$ (2.8)
Borrowings					432.2
Amount outstanding			210.0	210.0	435.0
Credit Facility
Revolving term credit facility
Balance, beginning of year			210.0
Drawdowns			275.0	210.0
Repayments			(210.0)
Balance, end of year			$ 275.0	210.0
Less: debt issue costs					(2.8)
Borrowings					272.2
Maturity period			5 years
Maximum borrowing capacity					1,000.0
Repayment of credit facility			$ 50.0
Debt refinanced					160.0
Amount outstanding			$ 210.0	210.0	$ 275.0
Credit Facility | Bottom
Revolving term credit facility
Bankers acceptance period under credit facility			30 days
Stamping fee (as a percent)			1.00%
Standby fee (as a percent)			0.20%
Credit Facility | Top
Revolving term credit facility
Bankers acceptance period under credit facility			180 days
Stamping fee (as a percent)			2.05%
Standby fee (as a percent)			0.41%
Credit Facility | Marcellus Shale Royalties Pennsylvania
Revolving term credit facility
Drawdowns			$ 275.0
Credit Facility | CIBC | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)					0.00%
Credit Facility | CIBC | Top
Revolving term credit facility
Spread on variable rate (as a percent)					1.05%
Credit Facility | LIBOR | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)					1.00%
Credit Facility | LIBOR | Top
Revolving term credit facility
Spread on variable rate (as a percent)					2.05%
Credit Facility | Prime rate | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)					0.00%
Credit Facility | Prime rate | Top
Revolving term credit facility
Spread on variable rate (as a percent)					1.05%
Term Loan
Revolving term credit facility
Drawdowns			160.0
Balance, end of year			160.0
Borrowings					$ 160.0
Maturity period	1 year
Amount outstanding			$ 160.0		$ 160.0
Borrowed amount	$ 160.0
Term Loan | 30-day Libor
Revolving term credit facility
Spread on variable rate (as a percent)	0.85%
FNBC Credit Facility
Revolving term credit facility
Drawdowns				27.0
Repayments				$ (27.0)
Maturity period		1 year
Maximum borrowing capacity		$ 100.0